Financial Assets at Amortized Cost - Summary of Financial Assets at Amortized Cost (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial Instruments At Amortised Cost Category[abstract]
Time deposits	$ 206,482	$ 168,970
Restricted bank deposits	48,319	68,450
Interest income	$ 2,206	$ 4,467	$ 920